Other Information (Tables)	12 Months Ended
Dec. 31, 2023
Other Information [Abstract]
Schedule of Compensation of the Group’s Executive Management	Compensation of the Group’s executive management for the 12 months ending December 31, 2023:
Executive and Board compensation	2023	2022	2021
		(in €)
Executive management
Short-term employee benefits	2,783,675	2,774,485	2,817,792
Share-based payments	2,507,453	4,808,094	3,347,203
Sub-total	5,291,128	7,582,579	6,164,995
Non-executive Board of Directors members
Short-term employee benefits	305,983	248,725	271,248
Share-based payments	285,177	529,859	488,937
Sub-total	591,160	778,584	760,185
Total compensation	5,882,288	8,361,163	6,925,180